PROPERTY AND EQUIPMENT, NET - Schedule of depreciation expense recognition (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 6,576,472	¥ 4,751,049	¥ 5,117,333
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	435,993	1,061,367	817,643
Research and development
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	17,761	26,669	22,084
Sales and marketing
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	38,651	15,231	9,674
General and administrative
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 6,084,067	¥ 3,647,782	¥ 4,267,932